RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS, Statement of Operations (FY) (Details) - USD ($)	3 Months Ended			6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020
Statement of Operations [Abstract]
Change in fair value of warrants	$ 5,068,000	$ 181,000	$ 181,000	$ (7,240,000)
Transaction costs allocated to warrant liability		(580,000)	(580,000)	(580,000)
Loss before provision for income taxes	1,517,138	(429,155)	(429,155)	(8,247,187)
Net income (loss)	1,517,138	$ (429,155)	$ (429,155)	$ (8,247,187)
Class B Common Stock [Member]
Statement of Operations [Abstract]
Net income (loss)	$ 1,517,138				$ (8,247,187)
Basic and diluted net loss per common stock (in dollars per share)		$ (0.07)	$ (0.07)	$ (1.51)
As Previously Reported [Member]
Statement of Operations [Abstract]
Change in fair value of warrants		$ 0	$ 0	$ 0
Transaction costs allocated to warrant liability		0	0	0
Loss before provision for income taxes		(30,155)	(30,155)
Net income (loss)		$ (30,155)	$ (30,155)	$ (427,187)
As Previously Reported [Member] | Class B Common Stock [Member]
Statement of Operations [Abstract]
Basic and diluted net loss per common stock (in dollars per share)		$ (0.01)	$ (0.01)	$ (0.08)
Accounting for Warrants [Member] | Adjustments [Member]
Statement of Operations [Abstract]
Change in fair value of warrants		$ 181,000	$ 181,000	$ (7,240,000)
Transaction costs allocated to warrant liability		(580,000)	(580,000)	(580,000)
Loss before provision for income taxes		(399,000)	(399,000)
Net income (loss)		$ (399,000)	$ (399,000)	$ (7,820,000)
Accounting for Warrants [Member] | Adjustments [Member] | Class B Common Stock [Member]
Statement of Operations [Abstract]
Basic and diluted net loss per common stock (in dollars per share)		$ (0.06)	$ (0.06)	$ (1.43)